Document And Entity Information	Sep. 11, 2025
Document Information Line Items
Entity Central Index Key	0001918414
Amendment Description	AMENDMENT NO. 1
Document Type	S-1/A
Entity Registrant Name	Newbridge Acquisition Limited
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true